Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as of December 31, 2022 and 2023, are as follows:

	December 31, 2022			December 31, 2023
(in millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	2,449,062	1	￦	2,879,554	1
Trade and other receivables
Financial assets measured at amortized cost 2		7,364,516	1		8,326,229	1
Financial assets at fair value through other comprehensive income		129,124	129,124		116,198	116,198
Other financial assets
Financial assets measured at amortized cost		1,060,058	1		1,385,921	1
Financial assets at fair value through profit or loss		1,064,856	1,064,856		939,661	939,661
Financial assets at fair value through other comprehensive income		1,508,192	1,508,192		1,680,168	1,680,168
Derivative financial assets for hedging		190,830	190,830		159,211	159,211

Total	￦	13,766,638		￦	15,486,942

Financial liabilities
Trade and other payables 3	￦	8,397,264	1	￦	8,317,822	1
Borrowings		10,006,685	9,405,992		10,218,165	9,979,545
Other financial liabilities
Financial liabilities at amortized cost		246,606	1		915,185	1
Financial liabilities at fair value through profit or loss		141,280	141,280		136,106	136,106
Derivative financial liabilities for hedging purpose		33,555	33,555		24,547	24,547

Total	￦	18,825,390		￦	19,611,825

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.
2	Lease receivables are excluded from fair value disclosure in accordance with IFRS 7.
3	Amounts related to employee benefit plans are included in trade and other payables at the end of previous year.

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value disclosed in fair value as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	129,124	￦	—	￦	129,124
Other financial assets
Financial assets at fair value through profit or loss		26,647		426,140		612,069		1,064,856
Financial assets at fair value through other comprehensive income		1,005,900		5,163		497,129		1,508,192
Derivative financial assets for hedging		—		189,717		1,113		190,830
Investment properties		—		—		5,370,047		5,370,047

Total	￦	1,032,547	￦	750,144	￦	6,480,358	￦	8,263,049

Liabilities
Borrowings	￦	—	￦	9,405,992	￦	—	￦	9,405,992
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		—		141,280		141,280
Derivative financial liabilities for hedging purpose		—		33,555		—		33,555

Total	￦	—	￦	9,439,547	￦	141,280	￦	9,580,827

(in millions of Korean won)	December 31, 2023
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	116,198	￦	—	￦	116,198
Other financial assets
Financial assets at fair value through profit or loss		13,911		156,918		768,832		939,661
Financial assets at fair value through other comprehensive income		1,230,936		5,206		444,026		1,680,168
Derivative financial assets for hedging		—		159,211		—		159,211
Investment properties		—		—		5,276,169		5,276,169

Total	￦	1,244,847	￦	437,533	￦	6,489,027	￦	8,171,407

Liabilities
Borrowings	￦	—	￦	9,979,545	￦	—	￦	9,979,545
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		1,545		134,561		136,106
Derivative financial liabilities for hedging purpose		—		24,547		—		24,547

Total	￦	—	￦	10,005,637	￦	134,561	￦	10,140,198

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as of December 31, 2022 and 2023, are as follows:

	2022
	Financial assets				Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	577,085	￦	323,373	￦	31,565	￦	215,332
Acquisition		226,310		262,408		—		3,046
Reclassification		(8,962)		8,122		—		(54,921)
Acquisition and disposition of businesses		—		(40)		—		—
Disposal		(179,740)		(97,426)		(31,565)		—
Amount recognized in profit or loss 1		(2,624)		18		—		(22,177)
Amount recognized in other comprehensive income 2		—		674		1,113		—

Ending balance	￦	612,069	￦	497,129	￦	1,113	￦	141,280

1	The recognition of gains and losses on derivatives financial liabilities (assets) for hedging purposes consists entirely of derivatives valuation losses.
2	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

	2023
	Financial assets				Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	612,069	￦	497,129	￦	1,113	￦	141,280
Acquisition		216,838		10,267		—		—
Reclassification		26,471		(5,532)		(1,113)		(7,363)
Acquisition and disposition of businesses		252		—		—		—
Disposal		(44,323)		(6)		—		(5,205)
Amount recognized in profit or loss 1,		(42,475)		(61)		—		5,849
Amount recognized in other comprehensive income		—		(57,771)		—		—

Ending balance	￦	768,832	￦	444,026	￦	—	￦	134,561

1	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation gains and losses.

Summary of Valuation Techniques and Inputs
Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
	Fair value		Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	129,124	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		1,038,209	2,3	DCF Model , Adjusted Net Asset Model, Monte-Carlo Simulation	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		502,292	2,3	DCF Model, Market Approach Model	Discount rate
Derivative financial assets for hedging		190,830	2,3	DCF Model	Market observation discount rate, Swap interest rate
Investment properties		5,370,047	3	DCF Model
Liabilities
Borrowings	￦	9,405,992	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		141,280	3	DCF Model , Binomial Option Pricing Model, Monte-Carlo Simulation	Forward exchange rate Forward interest rate
Derivative financial liabilities for hedging		33,555	2	DCF Model	Market observation discount rate

(in millions of Korean won)	December 31, 2023
	Fair value		Level	Valuation techniques	Inputs
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	116,198	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		925,750	2,3	DCF Model , Adjusted Net Asset Model, Monte-Carlo Simulation	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		449,232	2,3	DCF Model , Market Approach Model	Discount rate
Derivative financial assets for hedging		159,211	2	DCF Model	Market observation discount rate, Swap interest rate
Investment properties		5,276,169	3	DCF Model
Liabilities
Borrowings	￦	9,979,545	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		136,106	2,3	DCF Model , Binomial Option Pricing Model,	Forward exchange rate Forward interest rate
Derivative financial liabilities for hedging		24,547	2	DCF Model	Market observation discount rate

Summary of Details and Changes of Total Deferred Difference
In relation to this, details and changes of the total deferred difference for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022		2023
	Derivatives used for hedging		Derivatives used for hedging
I. Beginning balance	￦	832	￦	—
II. New transactions		—		—
III. Recognized at fair value through profit or loss		(832)		—

IV. Ending balance (I+II+III)	￦	—	￦	—